Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income
Schedule of other income

	December 31, 2021	December 31, 2020	December 31, 2019
Paycheck Protection Program Loan[1]	$—	$133,750	$—
Industrial Research Assistance Program Funding	—	176,088	—
Canada Emergency Wage Subsidy	161,604	77,994	—
Miscellaneous income	13,764	7,540	67,410
	$175,368	$395,372	$67,410

1 On May 21, 2020, the Company entered into a promissory note evidencing an unsecured loan in the amount of $133,750 made to the Company under the Paycheck Protection Program (the “Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration. The Loan to the Company was made through BMO Harris Bank National Association (the “Lender”). The Loan bears interest rate of 1% per year and matures in 24 months from the date of the Loan. Beginning seven months from the date of the Loan, the Company is required to make 18 monthly payments of principal and interest. Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any covered payments of mortgage interest, rent and utilities. As at December 31, 2020, the Company has used all proceeds from the PPP Loan to maintain payroll and make lease and utility payments. The Company has filed a PPP loan forgiveness application with U.S. Small Business Administration and the loan was forgiven in the year ended December 31, 2021. Accordingly, the Company has accounted for the PPP Loan as a government grant in accordance with IAS 20 – Accounting for Government Grants and Disclosure of Government Assistance.